Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-Current Assets
Property, plant and equipment, net	$ 820,931	$ 802,608
Investment property	2,271	2,666
Intangible assets, net	17,192	17,252
Biological assets	11,276	8,516
Deferred income tax assets	43,437	38,586
Trade and other receivables, net	22,107	17,412
Other assets	535	566
Total Non-Current Assets	917,749	887,606
Current Assets
Biological assets	156,718	136,888
Inventories	108,919	111,754
Trade and other receivables, net	150,107	157,528
Derivative financial instruments	4,483	3,398
Other assets	30	24
Cash and cash equivalents	269,195	158,568
Total Current Assets	689,452	568,160
TOTAL ASSETS	1,607,201	1,455,766
Capital and reserves attributable to equity holders of the parent
Share capital	183,573	183,573
Share premium	908,934	937,250
Cumulative translation adjustment	(541,545)	(527,364)
Equity-settled compensation	17,852	17,218
Cash flow hedge	(24,691)	(37,299)
Treasury shares	(6,967)	(1,859)
Reserve from the sale of non-controlling interests in subsidiaries	41,574	41,574
Retained earnings	60,984	50,998
Equity attributable to equity holders of the parent	639,714	664,091
Non-controlling interest	5,417	7,582
TOTAL SHAREHOLDERS EQUITY	645,131	671,673
Non-Current Liabilities
Trade and other payables	827	1,427
Borrowings	663,060	430,304
Deferred income tax liabilities	10,457	14,689
Payroll and social liabilities	1,240	1,235
Derivatives financial instruments	0	662
Provisions for other liabilities	4,078	3,299
Total Non-Current Liabilities	679,662	451,616
Current Liabilities
Trade and other payables	98,423	92,158
Current income tax liabilities	503	1,387
Payroll and social liabilities	27,267	26,844
Borrowings	154,898	205,092
Derivative financial instruments	552	6,406
Provisions for other liabilities	765	590
Total Current Liabilities	282,408	332,477
TOTAL LIABILITIES	962,070	784,093
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 1,607,201	$ 1,455,766